Consolidated Statements of Cash Flows (Unaudited) - USD ($)	3 Months Ended		12 Months Ended
	Mar. 31, 2023	Mar. 31, 2022	Dec. 31, 2022	Dec. 31, 2021
Cash flows from operating activities
Net loss	$ (502,000)	$ (602,000)	$ (3,352,000)	$ (2,375,000)
Net loss	(502,000)	(602,000)
Less: Net loss attributable to non-controlling interest	6,000	8,000	119,000	103,000
Net loss attributable to the Company	(496,000)	(594,000)	(3,233,000)	(2,272,000)
Adjustments to reconcile net loss to net cash
Net loss attributable to non-controlling interest	(6,000)	(8,000)	(119,000)	(103,000)
used in operating activities:
Non-cash lease expense (Note 8)	319,000	319,000	1,277,000	1,265,000
SBA Loan forgiveness (Note 8)			0	(88,000)
Depreciation and amortization expense	0	16,000	54,000	73,000
Accounts payable and accrued expenses	(101,000)	137,000	41,000	12,000
Interest payable - note payable	7,000	6,000	18,000	378,000
Impairment charge			1,188,000	0
Interest payable - related party	23,000	16,000
Net cash used in operating activities	(254,000)	(108,000)	(693,000)	(671,000)
Changes in:
Prepaid expenses and other current assets			0
Proceeds from sales of common stock	0	43,000	43,000	77,000
Proceeds from note payable - related party	247,000	0	524,000
Proceeds from note payable	0	42,000	54,000	330,000
Net advances from stockholder payable	7,000	(1,000)	28,000	185,000
Net cash provided by financing activities	254,000	84,000	649,000	680,000
Interest payable - related party			81,000	64,000
Net (decrease) increase in cash and cash equivalents	0	(24,000)	(44,000)	9,000
Cash and cash equivalents, beginning of the period	1,000	45,000	45,000	36,000
Cash flows from financing activities
Cash and cash equivalents, end of period	1,000	21,000	1,000	45,000
Proceeds from SBA Loan				88,000
Interest	0	0
Income taxes	1,000	1,000	1,000	1,000
Accrual of software developments costs	$ 0	$ 47,000	209,000	220,000
Supplemental disclosures of cash flow information:
Interest			$ 1,000	$ 10,000